Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Selling, General and Administrative Expenses
Employee compensation	¥ 4,280,997		¥ 3,276,810
Marketing and promotional expenses	1,539,327		1,193,240
Rental and related expenses	1,140,318		957,156
Depreciation and amortization expenses	494,015		411,045
IT consumable, office supply and other low value consumable	261,114		206,642
Professional services	243,594		188,591
Travel and entertainment expenses	57,177		59,700
Expected credit losses	(7,037)	$ (982)	(7,684)
Others	356,179		468,756
Total	¥ 8,365,684	$ 1,167,804	¥ 6,754,256